Earning Per Share - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share Disclosure [Line Items]
Convertible stock options and nonvested awards excluded from diluted EPS calculation	3.6	9.0	7.0